S000079321 [Member] Average Annual Total Returns	12 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	31.89%
Performance Inception Date		Dec. 28, 2022
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	23.55%
Performance Inception Date		Dec. 28, 2022
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	29.75%
Performance Inception Date		Dec. 28, 2022
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.04%	28.04%
Performance Inception Date		Dec. 28, 2022
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.42%	23.68%
Performance Inception Date		Dec. 28, 2022
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.83%	30.02%
Performance Inception Date		Dec. 28, 2022